Segment information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of operating segments [abstract]
Schedule of results of each reportable segment

	Prevention $	Diagnostics $	Unallocated $	Total $
For the six months ended June 30, 2022
Revenue	7,685,728	136,074,589	—	143,760,317
Gross profit	2,952,344	55,777,344	(996,930)	57,732,758
For the six months ended June 30, 2021
Revenue	8,001,423	128,476,057	—	136,477,480
Gross profit	3,684,918	53,849,539	(908,366)	56,626,091

	Prevention $	Diagnostics $	Unallocated $	Total $
2021
Revenue	16,571,535	259,281,218	—	275,852,753
Gross profit	7,546,593	100,125,889	(1,541,271)	106,131,211
2020
Revenue	14,264,972	50,914,543	—	65,179,515
Gross profit	6,332,833	20,983,200	(971,214)	26,344,819
2019
Revenue	9,233,089	—	—	9,233,089
Gross profit	3,545,335	—	(830,041)	2,715,294

Schedule of revenue and non-current assets by regions

(i)	Revenue
Revenue by regions were as follows:

	For the six months ended June 30,
	2022 $	2021 $
Hong Kong	94,087,178	68,843,553
United Kingdom	49,673,139	67,633,927

	143,760,317	136,477,480

(ii)	Non-current assets
Non-current
assets (excluding deferred tax assets) by regions were as follows:

	June 30, 2022 $	December 31, 2021 $
Hong Kong	19,941,988	10,993,322
United Kingdom	26,809,087	30,334,739
Rest of the world	314,290	207,026

Total non-current assets	47,065,365	41,535,087

(i) Revenue
Revenue by regions were as follows:

	Year ended December 31,
	2021 $	2020 $	2019 $
Hong Kong	124,926,420	35,411,518	4,155,830
United Kingdom	150,926,333	29,767,997	5,077,259

Total revenue	275,852,753	65,179,515	9,233,089

(ii) Non-current assets
Non-current assets (excluding interest in a joint venture and deferred tax assets) by regions were as follows:

	December 31,
	2021 $	2020 $	2019 $
Hong Kong	10,993,322	3,419,570	2,219,826
United Kingdom	30,334,739	29,510,377	10,115,781
Rest of the world	207,026	45,460	60,718

Total non-current assets	41,535,087	32,975,407	12,396,325